SCHEDULE OF COST OF REVENUE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Salaries and benefits	$ 638,518	$ 641,547	$ 636,497
Subcontractors expense (recovery)	72,895	168,067	366
Software and other	35,081	37,339	39,944
Depreciation	1,654	1,184	1,498
Cost of revenue	$ 748,148	$ 848,137	$ 678,305